SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Service cost	$ 4,876	$ 4,545	$ 3,487
Interest cost	675	482	583
Actuarial (gain)/loss	(1,128)	(69)	2,243
Other
Net cost	$ 4,423	$ 4,958	$ 6,313